Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue by Operating Segment	Table 20.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 26 (Operating Segments).
Table 20.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income:
Deposit-related fees	3,045	1,285	1,112	28	5	—	5,475
Lending-related fees (2)	145	532	761	8	(1)	—	1,445
Investment advisory and other asset-based fees (3)	—	10	52	9,574	1,375	—	11,011
Commissions and brokerage services fees	—	—	290	2,010	(1)	—	2,299
Investment banking fees	(11)	53	2,405	1	(94)	—	2,354
Card fees:
Card interchange and network revenues (4)	3,426	196	45	4	—	—	3,671
Other card fees (2)	504	—	—	—	—	—	504
Total card fees	3,930	196	45	4	—	—	4,175
Mortgage banking (2)	4,490	—	480	(12)	(2)	—	4,956
Net gains (losses) from trading activities (2)	—	—	272	21	(9)	—	284
Net gains on debt securities (2)	—	44	—	—	509	—	553
Net gains (losses) from equity securities (2)	(2)	132	289	79	5,929	—	6,427
Lease income (2)	—	682	33	—	281	—	996
Other (2)	473	655	690	63	2,044	(1,187)	2,738
Total noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	$34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income:
Deposit-related fees	2,904	1,219	1,062	27	9	—	5,221
Lending-related fees (2)	158	531	684	9	(1)	—	1,381
Investment advisory and other asset-based fees (3)	—	32	95	8,085	1,651	—	9,863
Commissions and brokerage services fees	—	—	315	2,078	(9)	—	2,384
Investment banking fees	(8)	76	1,952	14	(169)	—	1,865
Card fees:
Card interchange and network revenues (4)	2,805	170	51	3	1	—	3,030
Other card fees (2)	513	—	—	—	1	—	514
Total card fees	3,318	170	51	3	2	—	3,544
Mortgage banking (2)	3,224	—	282	(13)	—	—	3,493
Net gains (losses) from trading activities (2)	1	(4)	1,190	25	(40)	—	1,172
Net gains on debt securities (2)	6	—	—	—	867	—	873
Net gains (losses) from equity securities (2)	10	(147)	212	(101)	691	—	665
Lease income (2)	—	646	20	—	579	—	1,245
Other (2)	1,025	518	556	98	1,336	(931)	2,602
Total noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	$34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
Year ended December 31, 2019
Net interest income (2)	$25,786	7,981	8,008	3,906	2,246	(624)	47,303
Noninterest income:
Deposit-related fees	3,582	1,175	1,029	24	9	—	5,819
Lending-related fees (2)	230	524	710	8	2	—	1,474
Investment advisory and other asset-based fees (3)	—	27	62	7,909	1,816	—	9,814
Commissions and brokerage services fees	—	—	292	2,170	(1)	—	2,461
Investment banking fees	(5)	85	1,804	6	(93)	—	1,797
Card fees:
Card interchange and network revenues (4)	2,973	254	79	6	6	—	3,318
Other card fees (2)	699	—	—	—	(1)	—	698
Total card fees	3,672	254	79	6	5	—	4,016
Mortgage banking (2)	2,314	—	413	(12)	—	—	2,715
Net gains (losses) from trading activities (2)	2	(10)	1,022	58	(79)	—	993
Net gains (losses) on debt securities (2)	—	4	(5)	—	141	—	140
Net gains from equity securities (2)	4	115	297	256	2,171	—	2,843
Lease income (2)	—	931	22	—	661	—	1,614
Other (2)	2,306	616	717	81	2,918	(795)	5,843
Total noninterest income	12,105	3,721	6,442	10,506	7,550	(795)	39,529
Total revenue	$37,891	11,702	14,450	14,412	9,796	(1,419)	86,832
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenues are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $1.2 billion, $1.1 billion, and $1.2 billion for the years ended December 31, 2021, 2020 and 2019, respectively.
(4)The cost of credit card rewards and rebates of $1.6 billion, $1.3 billion and $1.5 billion for the years ended December 31, 2021, 2020 and 2019, respectively, are presented net against the related revenues.